LEASES - Supplemental balance sheet information related to operating leases (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
LEASES
Operating lease right-of-use assets	$ 1,153,272	$ 13,122
Operating lease liabilities, current	1,272	13,122
Operating lease liabilities, non-current		0
Total operating lease liabilities	$ 1,272	$ 13,122
Weighted average remaining lease term	5 months	4 months 21 days
Weighted average discount rate	4.30%	4.30%